Segmental and geographical information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmental and geographical information
5.
Segmental and geographical information

Segmental information

The Group’s Chief Operating Decision Maker ("CODM"), which is deemed to be the Chief Executive Officer, examines segmental performance and resource allocation from an omni-channel service and product offering perspective, across the digital and physical realms. The CODM does not evaluate the segments using asset and liability information.

The Group has identified three reportable operating segments:

(A) Digital Platform - comprised of the Farfetch Marketplace, FPS, Violet Grey, BrownsFashion.com, respective websites of the brands in the New Guards portfolio and StadiumGoods.com, Farfetch Connected Retail, and any other online sales channel operated by the Group. Revenues are derived mostly from transactions between sellers and consumers conducted on our technology platforms.

(B) Brand Platform - comprised of business-to-business activities of the brands in the New Guards portfolio and includes design, production, brand development and wholesale distribution of brands owned and licensed by New Guards, including the franchised store operations. Revenues are generally derived from wholesale sales of goods.

(C) In-Store - comprised of Group-operated stores including Browns, Stadium Goods, Violet Grey and certain brands in the New Guards portfolio. Revenues are derived from sales made in the physical stores.

There are no intersegment transactions that require elimination and all revenues are revenues from external consumers. No operating segments have been aggregated to form a reportable operating segment. Order Contribution is used to assess the performance and allocate resources between the segments and represents gross profit after deducting demand generation expense, which includes fees that we pay for our various marketing channels to support the Digital Platform.

No single consumer accounted for more than 10% of Group revenues (2021: none, 2020: none).

The results of our three reportable operating segments are as follows (in thousands):

	Year ended December 31,
	2020	2021	2022
Digital Platform:	(in thousands)
Services third-party revenue	$637,568	$845,941	$827,224
Services first-party revenue	395,588	539,737	592,497
Services Revenue	1,033,156	1,385,678	1,419,721
Fulfilment Revenue	213,228	332,504	321,653
Revenue	1,246,384	1,718,182	1,741,374
Less: Cost of revenue	(686,178)	(987,929)	(1,014,785)
Gross profit	560,206	730,253	726,589
Less: Demand generation expense	(198,787)	(291,821)	(272,009)
Order contribution	$361,419	$438,432	$454,580

	Year ended December 31,
	2020	2021	2022
Brand Platform:	(in thousands)
Revenue	$390,014	$467,505	$477,146
Less: Cost of revenue	(199,208)	(225,989)	(242,663)
Gross profit or order contribution	$190,806	$241,516	$234,483

	Year ended December 31,
	2020	2021	2022
In-Store:	(in thousands)
Revenue	$37,524	$70,921	$98,160
Less: Cost of revenue	(17,608)	(26,179)	(36,057)
Gross profit or order contribution	$19,916	$44,742	$62,103

	2020	2021	2022
Group:
Revenue	$1,673,922	$2,256,608	$2,316,680
Less: Cost of revenue	(902,994)	(1,240,097)	(1,293,505)
Gross profit	770,928	1,016,511	1,023,175
Less: Demand generation expense	(198,787)	(291,821)	(272,009)
Order contribution	572,141	724,690	751,166
Selling, general and administrative expenses (excluding demand generation expense)	(1,152,696)	(1,189,147)	(1,461,594)
Impairment losses on tangible assets	(2,991)	-	(19,945)
Impairment losses on intangible assets	(36,269)	(11,779)	(116,787)
Operating loss	(619,815)	(476,236)	(847,160)
(Losses)/gains on items held at fair value and remeasurements	(2,643,573)	2,023,743	1,298,612
Share of results of associates	(74)	(52)	68
Finance income	24,699	12,599	38,369
Finance costs	(91,294)	(86,441)	(148,557)
(Loss)/profit before tax	$(3,330,057)	$1,473,613	$341,332

Geographical information

The Group believes it is relevant to disclose geographical revenue information on both a demand basis, determined by the billing location of the consumer, and on a supply basis, determined by location of the Farfetch legal entity which earned the revenue.

The Group is domiciled in the Cayman Islands. For the year ended December 31, 2022, the Cayman Islands generated revenue from external consumers of $63,000 (2021: $81,000, 2020: $37,000) on a demand basis and $nil (2021: $nil, 2020: $nil) on a supply basis and is included within Other Countries in the revenue from external consumers detail below. As of December 31, 2022, the Cayman Islands had $nil non-current assets excluding deferred tax assets and investments (2021: $nil).

The Group’s revenue from external consumers on a demand basis, based on the billing location of the consumer, is detailed below (in thousands):

	2020	2021	2022
Revenue from external consumers (demand basis)
United States	$314,596	$475,684	$512,196
United Kingdom	151,875	221,264	258,271
Other Countries	1,207,451	1,559,660	1,546,213
Revenue	$1,673,922	$2,256,608	$2,316,680

The Group’s revenue from external consumers on a supply basis, based on the location of the Farfetch legal entity which earned the revenue, is detailed below (in thousands):

	2020	2021	2022
Revenue from external consumers (supply basis)
United Kingdom	$1,021,240	$1,363,167	$1,379,104
Italy	485,882	624,585	646,936
Other Countries	166,800	268,856	290,640
Revenue	$1,673,922	$2,256,608	$2,316,680

The Group’s non-current assets other than deferred tax assets and investments by geographic location are detailed below (in thousands):

	2021	2022
Non-current assets excluding deferred tax assets and investments
Italy	$917,646	$1,077,527
United Kingdom (1)	354,883	319,588
United States	249,529	310,889
Other Countries	161,436	139,811
Total	$1,683,494	$1,847,815

(1) Amounts previously disclosed for the United Kingdom for the year ended December 31, 2021 have been re-presented to exclude investments.